Employee Retirement Plans - Change in Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
U.S. Pension Plans
Change in benefit obligations
Projected benefit obligation at beginning of year	$ 248,932	$ 268,457
Accumulated benefit obligation at beginning of year	245,726
Service cost	2,698	3,450	$ 3,132
Interest cost	11,679	11,241	10,941
Actuarial loss (gain), net	16,146	(19,572)
Benefits paid	(13,934)	(14,759)
Plan amendments		115
Curtailment	(2,961)
Projected benefit obligation at end of year	262,560	248,932	268,457
Accumulated benefit obligation at end of year	261,880	245,726
Non-U.S. Pension Plans
Change in benefit obligations
Projected benefit obligation at beginning of year	1,174,603	1,236,543
Accumulated benefit obligation at beginning of year	1,166,501
Service cost	5,298	3,522	3,296
Interest cost	36,971	43,714	50,278
Actuarial loss (gain), net	324,962	(27,194)
Participant contributions	279	317
Benefits paid	(36,542)	(39,397)
Plan amendments	(362,280)	(113)
Settlements	(34,537)
Addition of significant end-of-service benefit plans		8,704
Currency translation	(199,369)	(51,493)
Projected benefit obligation at end of year	909,385	1,174,603	1,236,543
Accumulated benefit obligation at end of year	904,747	1,166,501
Non-Qualified Pension Plans
Change in benefit obligations
Projected benefit obligation at beginning of year	1,227	1,499
Interest cost	53	58	78
Actuarial loss (gain), net	(72)	(41)
Benefits paid	(268)	(289)
Projected benefit obligation at end of year	940	1,227	1,499
Postretirement Benefit Plans
Change in benefit obligations
Accumulated benefit obligation at beginning of year	41,908	50,340
Service cost	826	967	1,058
Interest cost	1,988	2,098	2,195
Actuarial loss (gain), net	(2,940)	(5,597)
Participant contributions	1,070	2,246
Benefits paid	(3,907)	(5,729)
Plan amendments		(2,417)
Accumulated benefit obligation at end of year	$ 38,945	$ 41,908	$ 50,340